Vessels, net and assets held for sale (Details Narrative) $ in Thousands	2 Months Ended	6 Months Ended
	Feb. 25, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels		16
Seller’s credit agreement		$ 6,000	$ 0
M/V Seattle Express,M/V Long Beach Express and M/V Fos Express [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	3
Containership capacity in TEU	5,089
Vessel acquisition	$ 40,500
Sale and leaseback transaction gross cash inflow financing arrangement	30,030
Seller’s credit agreement	$ 6,000
Time Charter (TC) in years	five year
Gross Daily Hire Rate	12,300
Fair value of vessels acquired	$ 53,157
Below market acquired charters	12,657
Acquisition expenses	$ 250
Vessels' Improvements [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized		$ 230	10,083
Exhaust Gas Cleaning And Ballast Water Treatment Systems [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized			$ 9,802
M/V CMA CGM Magdalena [Member]
Property, Plant and Equipment [Line Items]
Date of Memorandum Agreement		April 7, 2021
Sale price agreed in Memorandum of Agreement		$ 99,000
Date of vessel sale		May 17, 2021
M/V Adonis [Member]
Property, Plant and Equipment [Line Items]
Date of Memorandum Agreement		April 7, 2021
Sale price agreed in Memorandum of Agreement		$ 96,000
Date of vessel sale		by the end of November 2021